SHORT-TERM TRADE RECEIVABLES (Details) ₫ in Millions	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)
SHORT-TERM TRADE RECEIVABLES
Receivables from sale of finished goods and merchandises (i)	₫ 5,220,947	$ 214,544,771	₫ 335,345
Receivables from disposal of assets and scrap	270,525	11,116,704	61,333
Others	113,592	4,667,845	73,240
TOTAL	₫ 5,605,064	$ 230,329,320	₫ 469,918	[1]

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).